FINANCIAL INCOME (EXPENSES), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME (EXPENSES), net
Fair value gains on derivative financial instruments		$ 13,422
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations	$ 20,585
Other income	210
Interest from bank deposits	94	140	$ 51
Financial income	20,889	13,562	51
Interest for lease liabilities	367	430	395
Issuance cost with respect of issuance of ADSs and warrants	2,034	958
Loss from changes in exchange rates	115	40	28
Fair value loss on derivative financial instruments	5,569
Day one loss on derivative financial instruments	1,459
Interest expenses related to borrowing and payable in respect of intangible assets purchase		(40,903)	(16,172)
Other	61	56	65
Financial expenses	9,605	42,387	16,660
Financial income (expenses), net	$ 11,284	$ (28,825)	$ (16,609)